Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable

	Note	2025	2024
Customers
Domestic market
Third parties		1,625	1,802
Related parties	8	15	103
		1,640	1,905
Foreign market
Third parties		1,988	1,727
		1,988	1,727

Expected credit losses	(i)	(173)	(70)
Total		3,455	3,562

(i) The Company recognizes provision for expected credit losses (“ECL”) for trade accounts receivable based on the criteria and assumptions presented below, by applying a matrix of ECL measurement, using information that reflect current and future conditions, to the extent such data are available.

Schedule of trade accounts receivable by maturity

			2025			2024
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total
Accounts receivables not past due	2,988	(2)	2,986	2,962	(25)	2,937
Past due securities:
Up to 90 days	461	(2)	459	582	(1)	581
91 to 180 days	136	(126)	10	46	(2)	44
More than 180 days	43	(43)		42	(42)

Total	3,628	(173)	3,455	3,632	(70)	3,562

Schedule of changes in allowance for doubtful accounts

		2025	2024	2023

Balance of provision at the beginning of the year		(70)	(185)	(112)
Provision in the year	(i)	151)	(104)	(195)
Reversal in the year		33	202	112
Write-offs		15		14
Additions by business combination				(4)
Write-off due to the disposal of subsidiaries			17
Balance of provision at the end of the year		(173)	(70)	(185)

(i) In 2025, the Company set up an additional provision for doubtful accounts in the amount of R$ 120, related to a single client undergoing court-supervised reorganization.